Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
(23)	Earnings Per Share

Basic earnings per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during each period.  Diluted earnings per share reflects the potential dilution of restricted stock and common stock warrants.  Net income available to common stockholders represents net income (loss) after preferred stock dividends.  The following table presents earnings per share for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011

Numerator
Net Income (Loss) Available to Common Stockholders	$3,120,284	$1,205,913	$1,133,595

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	-	-	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,439,258	8,439,258	8,439,258

Earnings (Loss) Per Share - Basic	$0.37	$0.14	$0.13

Earnings (Loss) Per Share - Diluted	$0.37	$0.14	$0.13

For the years ended December 31, 2013, 2012 and 2011, respectively, the Company has excluded 500,000, 500,000 and 501,855 common stock equivalents with strike prices that would cause them to be antidilutive.